Total
American Beacon TwentyFour Strategic Income Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Beacon TwentyFour Strategic Income Fund	A Class		C Class	Y Class	R5 Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	1.00%	[1]	1.00%	none	none	none
[1]	Effective July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more. However, the Fund will assess a contingent deferred sales charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Beacon TwentyFour Strategic Income Fund		A Class	C Class	Y Class	R5 Class	Investor Class
Management Fees		0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses	[1]	0.39%	0.36%	0.39%	0.34%	0.68%
Total Annual Fund Operating Expenses		1.31%	2.03%	1.06%	1.01%	1.35%
Fee Waiver and/or expense reimbursement	[2]	(0.31%)	(0.24%)	(0.26%)	(0.29%)	(0.26%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement		1.00%	1.79%	0.80%	0.72%	1.09%
[1]	During the fiscal year ended June 30, 2023, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s C Class, Y Class and Investor Class shares in the amount of 0.01% for the C Class shares, 0.01% for the Y Class shares and 0.01% for the Investor Class shares.
[2]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through October 31, 2024 to the extent that Total Annual Fund Operating Expenses exceed 1.00% for the A Class, 1.79% for the C Class, 0.80% for the Y Class, 0.72% for the R5 Class, and 1.09% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.